CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Members' Equity Attributed to Legacy BMS Management Services LLC	Redeemable Convertible Preferred Stock Class A Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock Class B Convertible Preferred Stock	Common Stock	Additional Paid-in Capital Class A Redeemable Convertible Preferred Stock	Additional Paid-in Capital Class B Convertible Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Class A Redeemable Convertible Preferred Stock	Class B Convertible Preferred Stock	Total
Beginning balance at Dec. 31, 2022	$ 4,897										$ 4,897
Redemption of Class B Preferred Units	(165)										(165)
Distributions	(200)										(200)
Net loss attributable to Binah Capital Group, Inc. post transaction	571										571
Preferred stock, ending balance at Dec. 31, 2023									$ 0
Ending balance at Dec. 31, 2023	5,103										5,103
Distributions	(85)										(85)
Net income prior to transaction	730										730
Reverse merger and recapitalization of legacy BMS Management Services LLC	$ (5,748)						$ 23,693	$ (17,961)			(16)
Reverse merger and recapitalization of legacy BMS Management Services LLC (in shares)				16,566,000
Mezzanine Equity - Shares Issued in connection with PIPE financing		$ 14,400									14,400
Mezzanine Equity - Shares Issued in connection with PIPE financing (in shares)		1,500,000
Issuance of Class A redeemable convertible preferred stock		$ 547									547
Issuance of Class A redeemable convertible preferred stock (in shares)		55,000
Issuance of Class B convertible preferred stock			$ 1,500								1,500
Issuance of Class B convertible preferred stock (in shares)			150,000
Dividends - Preferred stock					$ (1,094)	$ (31)			(1,094)	$ (31)
Issuance of common stock in connection with exercise of warrants							416				416
Issuance of common stock in connection with exercise of warrants (in shares)				37,000
Net loss attributable to Binah Capital Group, Inc. post transaction								(5,292)			(5,292)
Preferred stock, ending balance at Dec. 31, 2024		$ 14,947	$ 1,500						$ 14,947
Preferred stock ending balance (in shares) at Dec. 31, 2024		1,555,000	150,000						1,555,000
Ending balance at Dec. 31, 2024							$ 22,984	$ (23,253)			$ 16,178
Ending balance (in shares) at Dec. 31, 2024				16,603,000